Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND
Entity Central Index Key	0001584433
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 17, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Feb. 01, 2022
American Funds Developing World Growth & Income Fund | Class A
Prospectus:
Trading Symbol	DWGAX
American Funds Developing World Growth & Income Fund | Class 529-F-1
Prospectus:
Trading Symbol	CDWFX
American Funds Developing World Growth & Income Fund | Class R-1
Prospectus:
Trading Symbol	RDWAX
American Funds Developing World Growth & Income Fund | Class R-2
Prospectus:
Trading Symbol	RDWBX
American Funds Developing World Growth & Income Fund | Class R-3
Prospectus:
Trading Symbol	RDWCX
American Funds Developing World Growth & Income Fund | Class R-4
Prospectus:
Trading Symbol	RDWEX
American Funds Developing World Growth & Income Fund | Class R-5
Prospectus:
Trading Symbol	RDWFX
American Funds Developing World Growth & Income Fund | Class R-6
Prospectus:
Trading Symbol	RDWGX
American Funds Developing World Growth & Income Fund | Class C
Prospectus:
Trading Symbol	DWGCX
American Funds Developing World Growth & Income Fund | Class F-1
Prospectus:
Trading Symbol	DWGFX
American Funds Developing World Growth & Income Fund | Class F-2
Prospectus:
Trading Symbol	DWGHX
American Funds Developing World Growth & Income Fund | Class 529-A
Prospectus:
Trading Symbol	CDWAX
American Funds Developing World Growth & Income Fund | Class 529-C
Prospectus:
Trading Symbol	CDWCX
American Funds Developing World Growth & Income Fund | Class 529-E
Prospectus:
Trading Symbol	CDWEX
American Funds Developing World Growth & Income Fund | Class R-2E
Prospectus:
Trading Symbol	RDEGX
American Funds Developing World Growth & Income Fund | Class R-5E
Prospectus:
Trading Symbol	RDWHX
American Funds Developing World Growth & Income Fund | Class F-3
Prospectus:
Trading Symbol	FDWGX
American Funds Developing World Growth & Income Fund | Class 529-T
Prospectus:
Trading Symbol	TWDGX
American Funds Developing World Growth & Income Fund | Class T
Prospectus:
Trading Symbol	TDWGX
American Funds Developing World Growth & Income Fund | Class 529-F-2
Prospectus:
Trading Symbol	FWDDX
American Funds Developing World Growth & Income Fund | Class 529-F-3
Prospectus:
Trading Symbol	FWDGX